Loss Before Income Tax - Summary of General and Administrative Expenses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Selling, general and administrative expense [abstract]
General and administrative expense	$ 6,814,831	$ 4,855,050